NONCONTROLLING INTERESTS IN CONSOLIDATED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest

There are noncontrolling interests in certain of the Company’s consolidated subsidiaries. The noncontrolling interests are summarized as follows:

	As of December 31, 2017	As of December 31, 2016
2degrees	$22,321	$22,092
NuevaTel	55,028	48,771
Trilogy International Partners LLC	(23,340)	—
Salamanca Solutions International LLC	(619)	(316)

Noncontrolling interests	$53,390	$70,547